SUPPLEMENT DATED NOVEMBER 24, 2003 TO PROPOSED PROSPECTUS
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                            DATED NOVEMBER 24, 2003
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     EFFECTIVE NOVEMBER 24, 2003, THE PROSPECTUS AND STATEMENT OF ADDITIONAL
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           INFORMATION FOR THE COMMONWEALTH INTERNATIONAL SERIES TRUST
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                            ARE AMENDED AS FOLLOWS:
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                     COMMONWEALTH INTERNATIONAL SERIES TRUST

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                             COMMONWEALTH JAPAN FUND

                    COMMONWEALTH AUSTRALIA/ NEW ZEALAND FUND

                            COMMONWEALTH GLOBAL FUND

                    COMMONWEALTH REAL ESTATE SECURITIES FUND



                    COMMONWEALTH REAL ESTATE SECURITIES FUND

                          INITIAL SUBSCRIPTION OFFERING

                               AT $10.00 PER SHARE


     THE COMMONWEALTH REAL ESTATE SECURITIES FUND THAT WAS INTRODUCED IN THE PROSPECTUS FILED ON NOVEMBER 21, 2003 WILL COMMENCE OPERATIONS ON JANUARY 5, 2004. PRIOR TO THE COMMENCEMENT OF OPERATIONS, THE FUND'S DISTRIBUTOR, INCAP SECURITIES, INC., WILL ACCEPT SUBSCRIPTIONS FOR THE FUND'S SHARES AT THE INITIAL OFFERING PRICE OF $10.00 PER SHARE. THE INITIAL OFFERING PERIOD FOR THE SHARES COMMENCES ON NOVEMBER 24, 2003 THROUGH 4:00 P.M., EASTERN STANDARD TIME, JANUARY 4, 2004 (THE "SUBSCRIPTION PERIOD"). SUBSCRIPTION FOR SHARES OF THE FUND RECEIVED DURING THE SUBSCRIPTION PERIOD WILL BE ACCEPTED BY THE FUND AND BECOME FIRM ORDERS WHEN THE FUND COMMENCES OPERATIONS ON JANUARY 5, 2004. CHECKS ACCOMPANYING SUBSCRIPTIONS RECEIVED DURING THE SUBSCRIPTION PERIOD WILL BE HELD UNINVESTED UNTIL THE CLOSE OF BUSINESS ON JNAUARY 4, 2003. CHECKS RECEIVED AFTER 4:00 P.M., EASTERN STANADARD TIME JANAURY 4, 2004, WILL BE INVESTED DIRECTLY IN THE FUND AT THE FUND'S NET ASSET VALUE.

     Please retain this supplement and keep it with the prospectus for future reference.